Schedule III - Summary of Company's Real Estate Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Gross real estate assets:
Balance at the beginning of the year	$ 3,074,046	$ 2,998,540	$ 2,856,243
Capital expenditures on new advertising displays	54,151	49,946	50,799
Capital expenditures on improvements/redevelopments of existing advertising displays	12,781	6,265	12,031
Capital expenditures other recurring	34,758	32,523	26,254
Land acquisitions	15,368	14,904	30,283
Acquisition of advertising displays	82,617	32,109	69,821
Assets sold or written-off	(70,494)	(61,306)	(47,317)
Foreign exchange	(1,793)	1,065	426
Balance at the end of the year	3,201,434	3,074,046	2,998,540
Accumulated depreciation:
Balance at the beginning of the year	2,025,251	1,973,958	1,910,860
Depreciation	106,700	102,494	100,197
Assets sold or written-off	(48,488)	(51,976)	(37,373)
Foreign exchange	(1,128)	775	274
Balance at the end of the year	2,082,335	2,025,251	1,973,958
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Gross real estate assets:
Balance at the beginning of the year	3,074,046	2,998,540	2,856,243
Capital expenditures on new advertising displays	54,151	49,946	50,799
Capital expenditures on improvements/redevelopments of existing advertising displays	12,781	6,265	12,031
Capital expenditures other recurring	34,758	32,523	26,254
Land acquisitions	15,368	14,904	30,283
Acquisition of advertising displays	82,617	32,109	69,821
Assets sold or written-off	(70,494)	(61,306)	(47,317)
Foreign exchange	(1,793)	1,065	426
Balance at the end of the year	3,201,434	3,074,046	2,998,540
Accumulated depreciation:
Balance at the beginning of the year	2,025,251	1,973,958	1,910,860
Depreciation	106,700	102,494	100,197
Assets sold or written-off	(48,488)	(51,976)	(37,373)
Foreign exchange	(1,128)	775	274
Balance at the end of the year	$ 2,082,335	$ 2,025,251	$ 1,973,958